Auditor's remuneration	12 Months Ended
Dec. 31, 2024
Auditor's remuneration
Auditor's remuneration

(20) Auditor’s remuneration

BDO AG, Wirtschaftsprüfungsgesellschaft (BDO) has served as our independent registered public accounting firm for the year ended December 31, 2024 and December 31, 2023.

The following table sets out the aggregate fees for professional audit services and other services rendered exclusively by BDO and other firms in the BDO network in 2024, 2023 and 2022:

in k€	2024	2023	2022
Audit fees	3,786	4,088	2,460
Audit-related fees	20	60	43
Audit fees related to prior year audit	738	1,504	402
All other fees	—	—	77
Total	4,544	5,651	2,982

Audit fees aggregate fees charged by BDO network firms for auditing our consolidated financial statements and statutory and other regulatory filings or engagements of Evotec SE and its subsidiaries.

The Audit Committee has approved the audit fees and all the fees for other assurance services for the years 2024 and 2023. The Audit Committee monitors compliance with the German and U.S. rules on non-audit services provided by an independent registered public accounting firm. On a yearly basis, the Audit Committee pre-approves non-audit services performed by the independent registered public accounting firm up to a limit in line with EU regulation.